Offerings - Offering: 1	May 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.05 per share
Amount Registered | shares	2,615,752
Proposed Maximum Offering Price per Unit	167.19
Maximum Aggregate Offering Price	$ 437,327,576.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 60,394.94
Offering Note	Represents up to 2,615,752 registered shares of common stock, par value $0.05 per share (the "common stock"), of VSE Corporation that will be offered for resale by the selling stockholder pursuant to the registration statement on Form S-3 to which this exhibit is attached (including 1,415,752 shares issuable upon exchange of shares of Class B common stock, par value $0.05 per share, of the Rollover Purchaser (as defined in the registration statement) and (ii) up to 1,200,000 shares issuable pursuant to a contingent earnout payment). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the common stock being registered under the registration statement includes such indeterminate number of additional shares of common stock as may be issuable as a result of stock splits, stock dividends or similar transactions with respect to the common stock being registered under the registration statement. Additionally, pursuant to Rule 416(b) under the Securities Act, if prior to the completion of the distribution of the common stock registered under the registration statement all shares of common stock are combined by a reverse stock split into a lesser number of shares, the number of undistributed shares of common stock covered by the registration statement shall be proportionately reduced. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the common stock of the registrant as reported on the Nasdaq Global Select Market on April 30, 2026.